Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Jun. 30, 2018	Dec. 31, 2017
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 677
Due from 1 to 5 years, amortized cost	619
Due from 5 to 10 years, amortized cost	344
Due after 10 years, amortized cost	679
Total, amortized cost	2,319	SFr 2,032
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	678
Due from 1 to 5 years, fair value	629
Due from 5 to 10 years, fair value	345
Due after 10 years, fair value	679
Total, fair value	SFr 2,331	2,066
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.78%
Due from 1 to 5 years, average yield (as a percent)	0.81%
Due from 5 to 10 years, average yield (as a percent)	0.76%
Due after 10 years, average yield (as a percent)	4.41%
Total, average yield (as a percent)	1.85%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 677
Due from 1 to 5 years, amortized cost	617
Due from 5 to 10 years, amortized cost	344
Due after 10 years, amortized cost	679
Total, amortized cost	2,317	2,030
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	678
Due from 1 to 5 years, fair value	627
Due from 5 to 10 years, fair value	345
Due after 10 years, fair value	679
Total, fair value	SFr 2,329	SFr 2,064
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.78%
Due from 1 to 5 years, average yield (as a percent)	0.81%
Due from 5 to 10 years, average yield (as a percent)	0.76%
Due after 10 years, average yield (as a percent)	4.41%
Total, average yield (as a percent)	1.85%